Interim Condensed Consolidated Statements of Financial Position - EUR (€)	Jun. 30, 2025	Dec. 31, 2024
Current assets
Cash and cash equivalents	€ 53,704,000	€ 66,396,000
Short-term investments	6,323,000	14,374,000
Trade receivables and others	4,951,000	4,972,000
Total current assets	64,978,000	85,742,000
Non-current assets
Intangible assets	0	0
Property and equipment	4,955,000	5,133,000
Non-current financial assets	10,390,000	10,281,000
Other non-current assets	577,000	575,000
Trade receivables and others - non-current	12,036,000	9,328,000
Total non-current assets	27,958,000	25,317,000
Total assets	92,937,000	111,059,000
Current liabilities
Payables and others	12,041,000	16,007,000
Collaboration liabilities – current portion	6,782,000	7,443,000
Financial liabilities – current portion	8,934,000	8,709,000
Deferred revenue – current portion	563,000	616,000
Provisions - current portion	1,106,000	207,000
Total current liabilities	29,426,000	32,982,000
Non-current liabilities
Collaboration liabilities – non-current portion	34,518,000	41,128,000
Financial liabilities – non-current portion	18,095,000	22,286,000
Defined benefit obligations	2,666,000	2,730,000
Deferred revenue – non-current portion	2,628,000	2,825,000
Provisions - non-current portion	460,000	274,000
Total non-current liabilities	58,367,000	69,244,000
Shareholders’ equity
Share capital	4,610,000	4,192,000
Share premium	407,048,000	390,979,000
Retained earnings	(386,364,000)	(336,893,000)
Other reserves	1,194,000	27,000
Net income (loss)	(21,344,000)	(49,471,000)
Total shareholders’ equity	5,144,000	8,834,000
Total liabilities and shareholders’ equity	€ 92,937,000	€ 111,059,000